RELATED PARTY TRANSACTIONS	12 Months Ended
Jul. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS:

The Company has three operating leases with Landlord, an affiliated company, principally owned by the Chairman of the Board of Directors of both the Company and Landlord. One lease is for building, improvements, and land located at Jamaica Avenue at 169th Street, Jamaica, New York. Another lease is for premises located at 504-506 Fulton Street, Brooklyn, New York.

In December 2024, Landlord purchased the 508 Fulton Street property, including an existing lease, from another landlord who owned 25% of the property. Starting in January 2025, J.W. Mays began making rent payments to Landlord with no other changes to the existing lease

Rent payments and expense relating to these three operating leases with Landlord follow:

	Rent Payments		Rent Expense
	Year Ended July 31		Year Ended July 31
Property	2025	2024	2025	2024
Jamaica Avenue at 169th Street	$625,000	$625,000	$1,150,682	$1,150,682
504-506 Fulton Street	362,250	362,250	381,195	381,195
508 Fulton Street	33,269	—	42,408	—
Total	$1,020,519	$987,250	$1,574,285	$1,531,877

The following summarizes assets and liabilities related to these three leases:

	Right-Of-Use Assets		Liabilities
	July 31		July 31
Property	2025	2024	2025	2024	Expiration Date
Jamaica Avenue at 169th Street	$9,749,817	$10,600,247	$4,580,611	$4,905,360	May 31, 2035
504-506 Fulton Street	1,891,731	2,167,727	2,054,487	2,311,539	April 30, 2031
508 Fulton Street	1,018,186	—	1,224,672	—	April 30, 2044
Total	$12,659,734	$12,767,974	$7,859,770	$7,216,899

Upon termination of the Jamaica, New York lease, currently in 2035, all premises included in operating lease right-of-use assets plus leasehold improvements will be turned over to the Landlord.